Stated share capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Stated share capital	26. Stated share capital

Accounting policy Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
Authorised and issued
The roll forward below shows the movement of the legally issued shares of the Company for the periods indicated.

Figures in thousand	2023	2022	2021
Authorised number of shares	10,000,000	10,000,000	10,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year	2,830,370	2,808,406	2,923,571
Shares issued under Sibanye-Stillwater/SGL Share Plan	197	21,964	32,535
Shares delisted (share buy-back)[1]	—	—	(147,700)
Number of shares in issue at end of the year	2,830,567	2,830,370	2,808,406
1The Group entered into repurchase and cancellation of shares transactions with certain shareholders, which resulted in the total issued shares of Sibanye-Stillwater decreasing by 147,700,000 in 2021 (resulting in a total cost of R8,503 million, including transaction cost at an average of R57.57 cost per share repurchased)
The Company’s ordinary no par value shares rank pari passu in all respects, there being no conversion or exchange rights attached thereto, and all of the ordinary shares will have equal rights to participate in capital, dividend and profit distributions by the Company.